Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
AeroVironment, Inc.
(a) (b)
................. 17,325 $ 3,378,722
Archer Aviation, Inc. , Class A
(a) (b)
........... 186,604 1,071,107
Astronics Corp.
(b)
..................... 23,676 1,690,466
ATI, Inc.
(b)
.......................... 79,707 12,391,250
BWX Technologies, Inc. ................ 39,803 8,612,971
Carpenter Technology Corp. ............. 31,475 13,477,595
Curtiss-Wright Corp. ................... 21,786 15,690,277
FTAI Aviation Ltd. ..................... 51,543 12,868,741
Hexcel Corp. ........................ 5,483 514,689
Huntington Ingalls Industries, Inc. .......... 19,525 7,112,762
Intuitive Machines, Inc. , Class A
(a) (b)
......... 44,374 1,124,881
Karman Holdings, Inc.
(a) (b)
............... 88,435 6,011,811
Kratos Defense & Security Solutions, Inc.
(b)
... 69,494 4,381,597
Loar Holdings, Inc.
(a) (b)
.................. 43,073 2,417,257
Mercury Systems, Inc.
(b)
................ 36,313 2,865,459
Moog, Inc. , Class A ................... 4,849 1,461,052
StandardAero, Inc.
(b)
................... 169,751 4,220,010
Woodward, Inc. ...................... 33,056 11,998,997
York Space Systems, Inc.
(a) (b)
............. 22,448 744,376
112,034,020
Automobile Components — 0.8%
Autoliv, Inc. ......................... 47,851 5,547,366
BorgWarner, Inc. ..................... 123,138 7,015,172
Dana, Inc. .......................... 76,754 2,797,683
Garrett Motion, Inc. ................... 33,631 861,290
Mobileye Global, Inc. , Class A
(b)
........... 175,404 1,524,261
Phinia, Inc. ......................... 72,024 5,196,532
QuantumScape Corp. , Class A
(a) (b)
......... 118,395 863,100
Standard Motor Products, Inc. ............ 28,079 1,049,312
Visteon Corp. ....................... 26,803 2,994,163
27,848,879
Automobiles — 0.2%
Harley-Davidson, Inc. .................. 172,900 4,130,581
Thor Industries, Inc. ................... 21,755 1,719,515
5,850,096
Banks — 5.4%
1st Source Corp. ..................... 78,323 5,759,090
Associated Banc-Corp. ................. 117,320 3,303,731
Axos Financial, Inc.
(b)
.................. 95,988 9,257,083
BancFirst Corp. ...................... 36,504 4,074,211
Bancorp, Inc. (The)
(b)
.................. 84,486 5,054,797
Bank of Hawaii Corp. .................. 28,914 2,298,952
Bank of NT Butterfield & Son Ltd. (The) ...... 61,942 3,434,684
Bank OZK ......................... 51,869 2,498,011
BankUnited, Inc. ..................... 164,363 7,639,592
Capitol Federal Financial, Inc. ............ 102,884 790,149
City Holding Co. ..................... 5,841 718,209
Commerce Bancshares, Inc. ............. 119,583 6,221,904
Community Trust Bancorp, Inc. ........... 31,823 2,066,267
Cullen/Frost Bankers, Inc. ............... 60,076 8,706,815
Customers Bancorp, Inc.
(b)
............... 55,965 4,268,451
CVB Financial Corp. ................... 69,281 1,411,254
Eagle Bancorp, Inc. ................... 66,939 1,730,373
East West Bancorp, Inc. ................ 124,615 15,760,059
First BanCorp ....................... 313,923 7,622,050
First Citizens BancShares, Inc. , Class A ...... 4,855 9,631,446
First Financial Bankshares, Inc. ........... 36,422 1,175,338
First Hawaiian, Inc. ................... 96,690 2,637,703
First Horizon Corp. .................... 114,667 2,862,088
Flagstar Bank NA ..................... 101,603 1,419,394
Fulton Financial Corp. .................. 120,072 2,592,355
Security
Shares
Shares Value
Banks (continued)
Hancock Whitney Corp. ................ 42,932 $ 2,898,339
Hilltop Holdings, Inc. ................... 112,895 4,252,755
International Bancshares Corp. ........... 11,247 806,860
Metropolitan Bank Holding Corp. .......... 53,407 4,718,508
OFG Bancorp ....................... 179,537 8,251,521
Pathward Financial, Inc. ................ 73,731 6,402,800
Pinnacle Financial Partners, Inc. ........... 26,025 2,574,914
Popular, Inc. ........................ 116,682 17,540,805
Preferred Bank ...................... 17,722 1,678,805
ServisFirst Bancshares, Inc. ............. 47,096 3,749,784
Southstate Bank Corp. ................. 4,796 468,425
Texas Capital Bancshares, Inc.
(b)
.......... 12,058 1,214,241
TFS Financial Corp. ................... 375,929 5,653,972
Trustmark Corp. ..................... 64,051 2,841,943
UMB Financial Corp. .................. 36,074 4,551,457
WaFd, Inc. ......................... 104,184 3,688,114
Webster Financial Corp. ................ 28,550 2,065,878
Western Alliance Bancorp ............... 10,836 883,567
Wintrust Financial Corp. ................ 5,502 828,436
Zions Bancorp NA .................... 134,686 8,541,786
196,546,916
Beverages — 0.7%
Celsius Holdings, Inc.
(a) (b)
................ 13,970 468,973
Coca-Cola Consolidated, Inc. ............. 60,483 12,403,249
Molson Coors Beverage Co. , Class B ....... 54,931 2,347,751
Vita Coco Co., Inc. (The)
(b)
............... 169,679 11,197,117
26,417,090
Biotechnology — 6.3%
(b)
ACADIA Pharmaceuticals, Inc. ............ 199,755 4,484,500
ADMA Biologics, Inc. .................. 79,414 813,993
Akebia Therapeutics, Inc.
(a)
.............. 570,574 787,392
Alkermes plc ........................ 319,304 10,763,738
Anavex Life Sciences Corp.
(a)
............. 288,460 963,456
Apellis Pharmaceuticals, Inc. ............. 18,227 746,396
Apogee Therapeutics, Inc.
(a)
.............. 9,455 783,725
Arcus Biosciences, Inc. ................. 91,504 2,333,352
Arrowhead Pharmaceuticals, Inc. .......... 29,297 2,152,744
ARS Pharmaceuticals, Inc.
(a)
............. 169,638 1,401,210
Beam Therapeutics, Inc. ................ 19,150 580,819
BioCryst Pharmaceuticals, Inc.
(a)
........... 693,196 6,349,675
Black Diamond Therapeutics, Inc.
(a)
........ 216,363 573,362
Bridgebio Pharma, Inc.
(a)
................ 133,303 9,479,176
CareDx, Inc. ........................ 56,136 1,168,190
Catalyst Pharmaceuticals, Inc. ............ 298,458 8,395,624
Celcuity, Inc. ........................ 34,830 4,226,621
Cogent Biosciences, Inc. ................ 17,401 622,782
Corvus Pharmaceuticals, Inc.
(a)
........... 24,567 373,173
CRISPR Therapeutics AG
(a)
.............. 52,776 2,762,296
Cullinan Therapeutics, Inc.
(a)
............. 107,815 1,406,986
Cytokinetics, Inc. ..................... 64,877 4,150,182
Denali Therapeutics, Inc. ................ 233,880 4,378,234
Dyne Therapeutics, Inc. ................ 30,269 531,221
Emergent BioSolutions, Inc. .............. 97,026 798,524
Erasca, Inc. ........................ 216,869 2,309,655
Exelixis, Inc. ........................ 227,621 10,120,030
GRAIL, Inc.
(a)
....................... 19,288 1,050,810
Halozyme Therapeutics, Inc. ............. 147,535 9,392,078
Immunovant, Inc. ..................... 14,941 405,573
Insmed, Inc. ........................ 107,198 14,614,303
Ionis Pharmaceuticals, Inc.
(a)
............. 121,981 9,119,300
Ironwood Pharmaceuticals, Inc. , Class A ..... 167,775 692,072
Janux Therapeutics, Inc. ................ 49,177 706,673
Kura Oncology, Inc. ................... 36,890 325,739

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc. ............ 13,229 $ 6,844,552
MiMedx Group, Inc. ................... 193,129 648,913
Mineralys Therapeutics, Inc. ............. 79,803 2,126,750
Moderna, Inc. ....................... 240,738 11,059,504
Natera, Inc. ......................... 87,531 18,045,391
Nurix Therapeutics, Inc. ................ 131,489 2,195,866
Nuvalent, Inc. , Class A
(a)
................ 68,019 6,820,945
Praxis Precision Medicines, Inc. ........... 2,763 880,927
Protagonist Therapeutics, Inc. ............ 25,426 2,516,411
PTC Therapeutics, Inc. ................. 57,923 3,768,470
Revolution Medicines, Inc. ............... 68,339 9,849,017
Rhythm Pharmaceuticals, Inc. ............ 44,893 3,652,494
Sana Biotechnology, Inc.
(a)
............... 393,096 1,293,286
Soleno Therapeutics, Inc. ............... 23,152 1,222,889
Spyre Therapeutics, Inc. ................ 34,087 2,537,777
TG Therapeutics, Inc.
(a)
................. 90,228 3,047,902
Travere Therapeutics, Inc. ............... 11,805 497,227
Twist Bioscience Corp.
(a)
................ 73,143 4,275,208
United Therapeutics Corp. ............... 32,651 18,655,149
Vanda Pharmaceuticals, Inc. ............. 99,226 704,505
Vera Therapeutics, Inc. , Class A ........... 58,162 2,071,149
Veracyte, Inc. ....................... 129,690 4,269,395
Viking Therapeutics, Inc.
(a)
............... 37,100 1,156,778
Xencor, Inc. ........................ 140,866 1,680,531
229,584,640
Broadline Retail — 0.8%
Dillard's, Inc. , Class A
(a)
................. 10,926 6,219,298
Etsy, Inc.
(b)
......................... 140,250 9,023,685
Global-e Online Ltd.
(a) (b)
................. 69,848 2,191,132
Kohl's Corp. ........................ 244,909 3,470,360
Macy's, Inc. ........................ 349,611 6,834,895
27,739,370
Building Products — 1.8%
A O Smith Corp. ..................... 13,154 813,443
Advanced Drainage Systems, Inc. ......... 26,249 3,917,663
Allegion plc ......................... 36,617 5,034,105
Apogee Enterprises, Inc. ................ 65,950 2,400,580
Carlisle Cos., Inc. .................... 29,755 10,570,761
CSW Industrials, Inc. .................. 5,610 1,633,632
Griffon Corp. ........................ 98,198 8,952,712
Masterbrand, Inc.
(b)
................... 39,227 352,259
Modine Manufacturing Co.
(a) (b)
............ 39,064 9,946,866
Owens Corning ...................... 35,065 4,324,917
Quanex Building Products Corp. ........... 31,290 623,923
Resideo Technologies, Inc.
(b)
............. 28,011 1,158,815
Simpson Manufacturing Co., Inc. .......... 26,138 4,985,301
Trex Co., Inc.
(b)
...................... 109,842 4,305,806
UFP Industries, Inc. ................... 57,610 5,155,519
64,176,302
Capital Markets — 3.9%
Acadian Asset Management, Inc. .......... 15,908 1,071,404
Affiliated Managers Group, Inc. ........... 40,698 11,992,480
Bitgo Holdings, Inc. , Class A
(a) (b)
........... 28,141 283,943
Cohen & Steers, Inc. .................. 11,159 784,366
Donnelley Financial Solutions, Inc.
(b)
........ 59,430 2,989,329
Evercore, Inc. , Class A ................. 49,574 15,927,630
FactSet Research Systems, Inc. ........... 10,100 2,298,558
Federated Hermes, Inc. , Class B, NVS ...... 84,607 4,914,821
Houlihan Lokey, Inc. , Class A ............. 31,212 4,830,057
Interactive Brokers Group, Inc. , Class A ...... 358,309 28,485,566
Invesco Ltd. ........................ 179,746 4,711,143
Janus Henderson Group plc ............. 220,240 11,366,586
Jefferies Financial Group, Inc. ............ 148,685 7,169,591
Security
Shares
Shares Value
Capital Markets (continued)
Lazard, Inc. , Class A ................... 51,859 $ 2,515,161
Miami International Holdings, Inc.
(b)
......... 76,013 3,533,844
Morningstar, Inc. ..................... 14,832 2,502,307
Piper Sandler Cos. .................... 111,036 9,682,339
StepStone Group, Inc. , Class A ........... 19,281 1,019,965
Stifel Financial Corp. .................. 74,975 5,908,780
StoneX Group, Inc.
(b)
.................. 39,608 4,199,636
Virtu Financial, Inc. , Class A .............. 59,315 2,945,583
Webull Corp.
(b)
....................... 146,451 1,000,260
WisdomTree, Inc. ..................... 71,599 1,217,183
XP, Inc. , Class A ..................... 581,400 11,139,624
142,490,156
Chemicals — 2.2%
Albemarle Corp. ..................... 51,258 10,082,449
Ashland, Inc. ........................ 91,814 4,890,014
Avient Corp. ........................ 118,131 4,380,297
Axalta Coating Systems Ltd.
(b)
............ 122,636 3,487,768
Balchem Corp. ...................... 8,183 1,322,536
Cabot Corp. ........................ 37,515 2,887,154
DuPont de Nemours, Inc. ............... 270,635 12,357,194
Element Solutions, Inc. ................. 180,345 7,680,894
FMC Corp. ......................... 95,093 1,462,530
Hawkins, Inc. ....................... 12,465 2,087,264
Huntsman Corp. ..................... 174,745 2,511,086
Ingevity Corp.
(b)
...................... 23,165 1,764,941
Mativ Holdings, Inc. ................... 187,506 1,740,056
Mosaic Co. (The) ..................... 117,759 2,740,252
Olin Corp. .......................... 74,863 2,132,098
Perimeter Solutions, Inc.
(b)
............... 254,544 7,712,683
RPM International, Inc. ................. 53,429 5,443,881
Scotts Miracle-Gro Co. (The) ............. 77,888 4,883,578
Sensient Technologies Corp. ............. 5,715 649,453
80,216,128
Commercial Services & Supplies — 0.8%
ACCO Brands Corp. ................... 720,561 2,313,001
Brady Corp. , Class A, NVS .............. 57,387 4,695,404
Cimpress plc
(b)
....................... 44,953 3,976,542
CoreCivic, Inc.
(b)
..................... 174,949 3,579,457
Deluxe Corp. ........................ 114,323 3,561,161
HNI Corp. .......................... 19,245 703,212
Interface, Inc. , Class A ................. 134,683 3,754,962
MSA Safety, Inc. ..................... 3,695 614,811
Tetra Tech, Inc. ...................... 232,908 7,527,587
30,726,137
Communications Equipment — 0.6%
(b)
Applied Optoelectronics, Inc.
(a)
............ 6,396 1,051,247
Extreme Networks, Inc. ................. 337,299 7,450,935
NETGEAR, Inc. ...................... 99,242 2,507,845
NetScout Systems, Inc. ................. 167,839 5,656,174
Ondas, Inc.
(a)
........................ 171,408 1,720,936
Viasat, Inc. ......................... 51,177 3,373,076
Vistance Networks, Inc. ................. 67,992 869,958
22,630,171
Construction & Engineering — 3.3%
AECOM ........................... 59,209 4,979,477
API Group Corp.
(b)
.................... 108,387 4,955,454
Argan, Inc. ......................... 26,969 18,068,691
Dycom Industries, Inc.
(b)
................ 3,911 1,619,545
EMCOR Group, Inc. ................... 54,680 48,756,515
Everus Construction Group, Inc.
(b)
.......... 28,495 4,201,018
Fluor Corp.
(b)
........................ 9,318 497,115
Limbach Holdings, Inc.
(a) (b)
............... 21,732 2,168,202

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Primoris Services Corp. ................ 8,867 $ 1,606,257
Sterling Infrastructure, Inc.
(a) (b)
............ 48,856 25,191,131
Tutor Perini Corp. .................... 12,437 1,155,646
Valmont Industries, Inc. ................. 10,510 5,339,500
118,538,551
Consumer Finance — 1.0%
Bread Financial Holdings, Inc. ............ 3,715 314,958
Credit Acceptance Corp.
(a) (b)
.............. 6,057 3,058,240
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 99,679 3,498,733
Green Dot Corp. , Class A
(b)
.............. 78,187 981,247
LendingClub Corp.
(b)
................... 38,775 661,889
LendingTree, Inc.
(a) (b)
.................. 36,626 1,816,283
Navient Corp. ....................... 416,085 3,844,625
OneMain Holdings, Inc. ................. 60,748 3,570,160
PROG Holdings, Inc. .................. 117,540 4,211,458
SLM Corp. ......................... 208,288 4,807,287
SoFi Technologies, Inc.
(a) (b)
.............. 675,786 10,880,155
37,645,035
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc. , Class A ............ 254,900 4,295,065
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 26,506 2,488,648
Casey's General Stores, Inc. ............. 14,099 11,591,493
Ingles Markets, Inc. , Class A ............. 80,377 7,352,084
Maplebear, Inc.
(a) (b)
.................... 125,869 5,330,552
Sprouts Farmers Market, Inc.
(b)
............ 113,073 9,255,025
United Natural Foods, Inc.
(b)
.............. 81,358 4,069,527
US Foods Holding Corp.
(a) (b)
.............. 89,493 8,366,701
52,749,095
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. ........... 304,090 2,897,978
Greif, Inc. , Class A, NVS ................ 6,207 404,945
O-I Glass, Inc.
(b)
...................... 84,760 772,163
Sonoco Products Co. .................. 61,910 3,093,024
7,168,110
Diversified Consumer Services — 1.0%
ADT, Inc. .......................... 289,022 2,176,336
Coursera, Inc.
(a) (b)
..................... 327,345 1,947,703
Covista, Inc.
(b)
....................... 37,793 4,354,509
Duolingo, Inc. , Class A
(b)
................ 38,867 4,279,257
Frontdoor, Inc.
(b)
...................... 24,493 1,680,955
H&R Block, Inc. ...................... 210,397 6,675,897
Perdoceo Education Corp. ............... 261,511 8,875,683
Service Corp. International .............. 22,068 1,788,170
Stride, Inc.
(b)
........................ 53,989 5,245,571
Udemy, Inc.
(b)
....................... 126,821 601,131
37,625,212
Diversified Telecommunication Services — 1.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 106,992 7,906,709
Bandwidth, Inc. , Class A
(b)
............... 158,092 5,819,366
Cogent Communications Holdings, Inc. ...... 27,782 629,262
Globalstar, Inc.
(b)
..................... 30,679 2,524,882
IDT Corp. , Class B .................... 17,944 899,892
IHS Holding Ltd.
(a) (b)
................... 187,289 1,537,643
Iridium Communications, Inc. ............. 18,760 732,953
Liberty Global Ltd. , Class A
(b)
............. 265,633 3,076,030
Liberty Global Ltd. , Class C, NVS
(b)
......... 792,528 8,987,268
Liberty Latin America Ltd. , Class A
(b)
........ 374,033 3,037,148
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 51,842 430,807
Lumen Technologies, Inc.
(b)
.............. 919,776 8,130,820
Uniti Group, Inc. ..................... 93,120 1,101,609
44,814,389
Security
Shares
Shares Value
Electric Utilities — 0.8%
IDACORP, Inc. ...................... 115,088 $ 17,003,101
OGE Energy Corp. .................... 96,000 4,684,800
Oklo, Inc. , Class A
(a) (b)
.................. 58,461 4,238,423
Otter Tail Corp. ...................... 26,662 2,379,317
Portland General Electric Co. ............. 49,267 2,558,435
30,864,076
Electrical Equipment — 2.5%
Acuity, Inc. ......................... 38,347 11,111,810
American Superconductor Corp.
(b)
......... 117,609 6,296,786
Amprius Technologies, Inc.
(b)
............. 102,213 2,152,606
Array Technologies, Inc.
(a) (b)
.............. 295,911 2,290,351
Atkore, Inc. ......................... 15,794 1,234,301
EnerSys ........................... 13,442 2,866,641
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 52,769 353,552
Fluence Energy, Inc. , Class A
(a) (b)
.......... 53,633 653,250
Generac Holdings, Inc.
(b)
................ 20,071 5,203,005
Nextpower, Inc. , Class A
(a) (b)
.............. 46,433 5,531,563
NuScale Power Corp. , Class A
(a) (b)
.......... 186,445 2,323,105
nVent Electric plc ..................... 216,089 30,879,118
Powell Industries, Inc.
(a)
................ 59,815 16,584,905
Regal Rexnord Corp. .................. 7,548 1,623,047
Vicor Corp.
(b)
........................ 2,676 720,567
89,824,607
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc. .......... 14,520 5,574,373
Arlo Technologies, Inc.
(b)
................ 207,256 2,911,947
Arrow Electronics, Inc.
(b)
................ 35,513 6,670,407
Badger Meter, Inc. .................... 26,091 3,154,663
Belden, Inc. ........................ 23,169 2,606,049
Crane NXT Co. ...................... 50,998 2,278,591
Fabrinet
(a) (b)
......................... 15,430 10,545,942
Flex Ltd.
(b)
.......................... 273,469 25,036,087
Insight Enterprises, Inc.
(b)
............... 9,537 695,247
Itron, Inc.
(b)
......................... 45,487 3,811,811
Jabil, Inc. .......................... 94,806 31,996,077
Knowles Corp.
(b)
..................... 142,809 4,454,213
Littelfuse, Inc. ....................... 6,931 2,801,302
Mirion Technologies, Inc. , Class A
(b)
........ 213,142 4,209,554
Napco Security Technologies, Inc. ......... 56,488 2,640,814
nLight, Inc.
(b)
........................ 39,043 2,727,153
Novanta, Inc.
(a) (b)
..................... 22,624 2,930,487
OSI Systems, Inc.
(a) (b)
.................. 13,493 3,871,412
Ouster, Inc. , Class A
(a) (b)
................ 15,117 407,554
Ralliant Corp. ....................... 97,507 4,430,718
Sanmina Corp.
(b)
..................... 38,025 8,282,605
TTM Technologies, Inc.
(b)
................ 63,195 9,998,713
Vontier Corp. ........................ 44,224 1,586,757
143,622,476
Energy Equipment & Services — 1.3%
Archrock, Inc. ....................... 166,648 6,457,610
Helmerich & Payne, Inc. ................ 93,105 3,759,580
Kodiak Gas Services, Inc. ............... 22,194 1,504,753
NOV, Inc. .......................... 251,501 5,145,710
Oceaneering International, Inc.
(b)
.......... 79,340 2,978,424
Oil States International, Inc.
(b)
............. 72,329 830,337
Patterson-UTI Energy, Inc. .............. 509,179 6,222,167
Transocean Ltd.
(a) (b)
................... 596,090 4,065,334
Valaris Ltd.
(b)
........................ 3,709 378,244
Weatherford International plc ............. 137,446 15,167,166
46,509,325
Entertainment — 0.2%
Roku, Inc. , Class A
(b)
.................. 65,562 7,641,907

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 129,585 $ 8,329,724
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 184,231 9,843,462
Chime Financial, Inc. , Class A
(a) (b)
.......... 339,061 7,411,873
Euronet Worldwide, Inc.
(b)
............... 27,816 2,013,322
EVERTEC, Inc. ...................... 24,019 709,281
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 3,568 620,118
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 41,923 1,758,670
Jackson Financial, Inc. , Class A ........... 26,237 3,037,458
Klarna Group plc
(a) (b)
................... 116,261 1,618,353
MGIC Investment Corp. ................ 124,617 3,299,858
PennyMac Financial Services, Inc. ......... 12,326 1,112,915
Radian Group, Inc. .................... 58,334 2,090,107
Rocket Cos., Inc. , Class A
(b)
.............. 509,417 7,447,677
Sezzle, Inc.
(a) (b)
...................... 39,704 3,160,438
StoneCo Ltd. , Class A
(a)
................ 182,633 2,005,310
Toast, Inc. , Class A
(b)
.................. 214,748 6,124,613
Voya Financial, Inc. ................... 66,905 5,483,534
Western Union Co. (The) ............... 186,295 1,693,422
WEX, Inc.
(b)
......................... 16,975 2,551,852
70,311,987
Food Products — 0.8%
Adecoagro SA ....................... 218,678 3,081,173
B&G Foods, Inc. ..................... 313,943 1,739,244
Cal-Maine Foods, Inc. .................. 29,048 2,244,248
Campbell's Co. (The) .................. 28,704 596,756
Conagra Brands, Inc. .................. 284,864 4,087,798
Flowers Foods, Inc. ................... 95,563 865,801
Hain Celestial Group, Inc. (The)
(a) (b)
......... 940,985 614,651
Ingredion, Inc. ....................... 11,647 1,301,436
John B Sanfilippo & Son, Inc. ............. 68,991 5,642,774
Marzetti Co. (The) .................... 2,113 275,282
Pilgrim's Pride Corp. ................... 78,370 2,594,047
Post Holdings, Inc.
(b)
................... 49,394 5,174,022
Tootsie Roll Industries, Inc. .............. 11,689 493,522
Utz Brands, Inc. , Class A ................ 84,144 669,786
Village Farms International, Inc.
(a) (b)
......... 242,115 690,028
Vital Farms, Inc.
(a) (b)
................... 67,822 925,770
30,996,338
Gas Utilities — 0.9%
MDU Resources Group, Inc. ............. 71,287 1,606,096
National Fuel Gas Co. ................. 70,169 5,920,860
New Jersey Resources Corp. ............. 97,724 5,502,838
Northwest Natural Holding Co. ............ 8,489 449,917
ONE Gas, Inc. ....................... 58,001 5,174,849
Southwest Gas Holdings, Inc. ............ 4,971 467,523
Spire, Inc. .......................... 58,666 5,349,166
UGI Corp. .......................... 253,331 9,142,716
33,613,965
Ground Transportation — 0.9%
Avis Budget Group, Inc.
(a) (b)
.............. 21,149 3,820,990
Lyft, Inc. , Class A
(a) (b)
................... 378,492 5,355,662
Ryder System, Inc. .................... 53,217 13,504,878
XPO, Inc.
(b)
......................... 45,519 10,020,097
32,701,627
Health Care Equipment & Supplies — 1.7%
AtriCure, Inc.
(a) (b)
..................... 30,279 851,143
Butterfly Network, Inc. , Class A
(b)
.......... 513,783 2,461,021
Cerus Corp.
(b)
....................... 900,965 1,828,959
CONMED Corp. ...................... 29,668 1,087,629
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc. ............... 493,129 $ 5,794,266
Embecta Corp. ...................... 39,602 362,358
Enovis Corp.
(b)
....................... 75,256 1,764,001
Envista Holdings Corp.
(b)
................ 110,893 2,876,564
Glaukos Corp.
(b)
...................... 22,885 3,287,888
Haemonetics Corp.
(b)
.................. 26,505 1,592,685
Inspire Medical Systems, Inc.
(b)
........... 14,529 815,658
Integer Holdings Corp.
(b)
................ 10,814 957,147
IRhythm Holdings, Inc.
(a) (b)
............... 18,131 2,341,800
Lantheus Holdings, Inc.
(b)
............... 50,137 4,242,593
LeMaitre Vascular, Inc. ................. 7,503 823,454
LivaNova plc
(a) (b)
...................... 123,147 7,401,135
Masimo Corp.
(b)
...................... 27,059 4,828,137
Merit Medical Systems, Inc.
(b)
............. 44,677 3,046,078
OraSure Technologies, Inc.
(b)
............. 185,954 565,300
Orthofix Medical, Inc.
(a) (b)
................ 48,978 575,981
Penumbra, Inc.
(b)
..................... 9,460 3,088,501
Sight Sciences, Inc.
(b)
.................. 209,506 856,880
Solventum Corp.
(a) (b)
................... 111,108 7,484,235
Teleflex, Inc. ........................ 29,961 3,712,467
62,645,880
Health Care Providers & Services — 1.7%
Alignment Healthcare, Inc.
(b)
............. 81,746 1,842,555
AMN Healthcare Services, Inc.
(b)
........... 45,372 928,765
Billiontoone, Inc. , Class A
(a) (b)
............. 25,772 1,934,189
BrightSpring Health Services, Inc.
(b)
........ 91,626 4,395,299
Brookdale Senior Living, Inc.
(b)
............ 408,477 5,865,730
Chemed Corp. ....................... 7,392 3,141,452
Encompass Health Corp. ............... 36,980 3,698,000
Ensign Group, Inc. (The) ................ 31,624 5,903,884
GeneDx Holdings Corp. , Class A
(a) (b)
........ 5,900 371,051
Guardant Health, Inc.
(b)
................. 113,520 9,885,322
HealthEquity, Inc.
(b)
.................... 4,386 359,783
Henry Schein, Inc.
(a) (b)
.................. 7,578 565,243
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 139,792 3,798,149
Joint Corp. (The)
(a) (b)
................... 39,040 346,285
Nano-X Imaging Ltd.
(a) (b)
................ 128,587 219,884
NeoGenomics, Inc.
(b)
.................. 41,770 386,790
NRC Health ........................ 59,414 977,954
Option Care Health, Inc.
(b)
............... 81,528 1,657,464
PACS Group, Inc.
(b)
................... 14,241 477,785
Pediatrix Medical Group, Inc.
(b)
............ 80,511 1,812,303
Tenet Healthcare Corp.
(b)
................ 77,109 13,657,546
62,225,433
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 25,403 1,029,075
Medical Properties Trust, Inc. ............. 583,307 2,881,537
National Health Investors, Inc. ............ 18,394 1,414,682
Omega Healthcare Investors, Inc. .......... 79,694 3,743,227
Sila Realty Trust, Inc. .................. 15,941 485,085
9,553,606
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a) (b)
...... 464,583 442,794
Doximity, Inc. , Class A
(b)
................ 94,446 2,308,260
HealthStream, Inc. .................... 52,817 1,096,481
HeartFlow, Inc.
(a) (b)
.................... 46,216 1,375,388
Teladoc Health, Inc.
(a) (b)
................. 543,064 3,290,968
Waystar Holding Corp.
(a) (b)
............... 131,391 2,808,483
11,322,374
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. .............. 268,498 3,079,672
Pebblebrook Hotel Trust ................ 32,141 451,581

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust .................... 73,723 $ 607,477
Ryman Hospitality Properties, Inc. ......... 3,797 399,027
Service Properties Trust ................ 606,080 939,424
Sunstone Hotel Investors, Inc. ............ 51,476 505,494
Xenia Hotels & Resorts, Inc. ............. 64,539 1,050,050
7,032,725
Hotels, Restaurants & Leisure — 1.7%
Bloomin' Brands, Inc. .................. 237,529 1,448,927
Boyd Gaming Corp. ................... 6,298 547,611
Brightstar Lottery plc .................. 226,965 2,980,050
Brinker International, Inc.
(b)
.............. 19,619 2,986,797
Caesars Entertainment, Inc.
(b)
............ 13,009 361,650
Cava Group, Inc.
(a) (b)
................... 46,117 4,307,789
Cheesecake Factory, Inc. (The) ........... 14,870 934,877
Dine Brands Global, Inc. ................ 48,396 1,344,441
Jack in the Box, Inc.
(a) (b)
................. 69,451 875,083
Life Time Group Holdings, Inc.
(a) (b)
.......... 38,119 1,021,970
MakeMyTrip Ltd.
(a) (b)
................... 55,000 2,596,550
Marriott Vacations Worldwide Corp. ......... 24,215 1,743,722
MGM Resorts International
(a) (b)
............ 14,725 573,392
Navan, Inc. , Class A
(b)
.................. 170,917 2,989,338
Papa John's International, Inc. ............ 32,951 1,192,497
Planet Fitness, Inc. , Class A
(b)
............ 28,712 1,914,229
Six Flags Entertainment Corp.
(a) (b)
.......... 33,286 625,111
Super Group SGHC Ltd. ................ 290,895 3,769,999
Texas Roadhouse, Inc. , Class A ........... 9,418 1,516,204
Travel + Leisure Co. ................... 98,748 6,385,046
United Parks & Resorts, Inc.
(a) (b)
........... 97,196 3,426,159
Vail Resorts, Inc. ..................... 21,100 2,683,498
Wendy's Co. (The) .................... 218,768 1,522,625
Wingstop, Inc. ....................... 29,392 4,822,052
Wyndham Hotels & Resorts, Inc. .......... 41,890 3,409,008
Wynn Resorts Ltd. .................... 54,067 5,791,116
61,769,741
Household Durables — 1.4%
Cavco Industries, Inc.
(b)
................. 674 341,718
Helen of Troy Ltd.
(b)
................... 20,948 484,946
Installed Building Products, Inc. ........... 11,842 3,417,009
KB Home .......................... 31,502 1,669,291
Lovesac Co. (The)
(a) (b)
.................. 30,486 481,984
Newell Brands, Inc. ................... 496,686 2,026,479
SharkNinja, Inc.
(a) (b)
................... 87,909 10,156,127
Somnigroup International, Inc. ............ 120,603 9,148,944
Sonos, Inc.
(b)
........................ 116,019 1,720,562
Taylor Morrison Home Corp. , Class A
(b)
...... 43,615 2,649,175
Toll Brothers, Inc. ..................... 47,032 6,685,128
TopBuild Corp.
(b)
..................... 17,175 7,603,372
TRI Pointe Homes, Inc.
(b)
................ 91,107 4,272,007
Whirlpool Corp. ...................... 14,550 815,673
51,472,415
Household Products — 0.1%
Central Garden & Pet Co. , Class A, NVS
(b)
.... 56,806 1,906,409
Energizer Holdings, Inc. ................ 20,137 394,283
Spectrum Brands Holdings, Inc. ........... 35,408 2,924,701
5,225,393
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 629,770 9,100,176
Talen Energy Corp.
(b)
.................. 22,819 8,498,252
17,598,428
Industrial REITs — 0.6%
EastGroup Properties, Inc. .............. 17,485 3,517,982
First Industrial Realty Trust, Inc. ........... 197,027 12,217,644
Security
Shares
Shares Value
Industrial REITs (continued)
Industrial Logistics Properties Trust ......... 188,370 $ 1,399,589
LXP Industrial Trust ................... 48,825 2,486,169
STAG Industrial, Inc. .................. 34,091 1,315,231
20,936,615
Insurance — 3.0%
Accelerant Holdings , Class A
(a) (b)
........... 51,139 665,318
Assurant, Inc. ....................... 26,385 6,233,984
Assured Guaranty Ltd. ................. 89,735 7,349,297
Axis Capital Holdings Ltd. ............... 3,074 308,660
CNO Financial Group, Inc. ............... 136,743 6,078,226
First American Financial Corp. ............ 65,853 4,618,271
Genworth Financial, Inc. , Class A
(b)
......... 186,159 1,636,338
Hamilton Insurance Group Ltd. , Class B ..... 211,384 6,927,054
HCI Group, Inc. ...................... 42,267 6,490,943
Kinsale Capital Group, Inc. .............. 5,270 1,705,425
Lemonade, Inc.
(b)
..................... 67,357 3,815,100
Mercury General Corp. ................. 33,135 3,224,367
Old Republic International Corp. ........... 363,847 14,535,688
Oscar Health, Inc. , Class A
(a) (b)
............ 258,533 4,772,519
Palomar Holdings, Inc.
(b)
................ 7,338 883,348
Primerica, Inc. ....................... 31,026 8,726,683
RenaissanceRe Holdings Ltd. ............ 26,890 8,254,423
Root, Inc. , Class A
(b)
................... 36,883 2,009,386
Slide Insurance Holdings, Inc.
(b)
........... 365,888 6,823,811
Universal Insurance Holdings, Inc. ......... 50,217 1,990,100
Unum Group ........................ 85,515 6,873,696
White Mountains Insurance Group Ltd.
(a)
..... 2,703 6,033,069
109,955,706
Interactive Media & Services — 0.8%
Angi, Inc. , Class A
(a) (b)
.................. 82,818 607,884
Bumble, Inc. , Class A
(a) (b)
................ 441,647 1,832,835
Cargurus, Inc. , Class A
(a) (b)
............... 80,014 2,917,310
Cars.com, Inc.
(a) (b)
.................... 115,503 1,269,378
IAC, Inc.
(b)
.......................... 25,191 1,122,511
Match Group, Inc. .................... 105,484 3,947,211
Pinterest, Inc. , Class A
(b)
................ 79,692 1,566,745
Reddit, Inc. , Class A
(b)
.................. 81,628 12,018,091
Shutterstock, Inc. ..................... 115,725 1,871,273
Snap, Inc. , Class A, NVS
(a) (b)
............. 198,141 1,202,716
Yelp, Inc. , Class A
(b)
................... 42,186 1,164,334
29,520,288
IT Services — 0.4%
Amdocs Ltd. ........................ 8,786 568,191
Applied Digital Corp.
(a) (b)
................ 51,111 1,750,552
BigBear.ai Holdings, Inc.
(a) (b)
.............. 246,955 982,881
DXC Technology Co.
(a) (b)
................ 32,644 369,530
Everforth, Inc.
(b)
...................... 8,567 180,764
Fastly, Inc. , Class A
(a) (b)
................. 103,610 2,616,670
Kyndryl Holdings, Inc.
(b)
................. 74,189 1,025,292
Rackspace Technology, Inc.
(a) (b)
........... 293,783 428,923
Wix.com Ltd.
(a) (b)
..................... 84,913 6,342,152
14,264,955
Leisure Products — 0.9%
Acushnet Holdings Corp. ................ 46,038 4,457,399
Brunswick Corp. ..................... 27,739 2,203,864
Hasbro, Inc. ........................ 163,927 15,710,764
Latham Group, Inc.
(b)
.................. 61,877 375,593
Mattel, Inc.
(b)
........................ 203,325 3,066,141
Peloton Interactive, Inc. , Class A
(b)
......... 552,481 3,011,021
YETI Holdings, Inc.
(a) (b)
................. 68,306 2,695,355
31,520,137

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.
(a) (b)
......... 151,563 $ 2,137,038
Azenta, Inc.
(a) (b)
...................... 14,851 364,889
Bio-Techne Corp. ..................... 44,373 2,454,714
Bruker Corp. ........................ 26,503 972,925
Charles River Laboratories International, Inc.
(b)
. 15,505 2,588,870
Fortrea Holdings, Inc.
(b)
................. 212,892 2,448,258
ICON plc
(a) (b)
........................ 15,250 1,804,533
Medpace Holdings, Inc.
(b)
............... 29,219 12,232,827
Mesa Laboratories, Inc. ................ 9,154 915,400
Repligen Corp.
(b)
..................... 15,582 1,843,506
Tempus AI, Inc. , Class A
(a) (b)
.............. 73,489 4,077,170
31,840,130
Machinery — 4.2%
AGCO Corp. ........................ 68,060 8,236,621
Allison Transmission Holdings, Inc. ......... 100,391 13,487,531
Crane Co. .......................... 67,207 11,944,700
Donaldson Co., Inc. ................... 78,691 6,938,185
Enerpac Tool Group Corp. , Class A ......... 63,538 2,230,184
Esab Corp. ......................... 46,100 4,530,247
Federal Signal Corp. .................. 38,179 4,700,980
Flowserve Corp. ..................... 30,941 2,278,495
Gates Industrial Corp. plc
(b)
.............. 62,134 1,591,252
Graco, Inc. ......................... 6,287 504,657
ITT, Inc. ........................... 67,747 14,520,892
Kadant, Inc. ........................ 5,763 1,689,308
Lincoln Electric Holdings, Inc. ............ 8,437 2,235,805
Middleby Corp. (The)
(b)
................. 20,363 2,858,151
Mueller Industries, Inc. ................. 189,205 25,624,033
Mueller Water Products, Inc. , Class A ....... 219,648 6,125,983
Nordson Corp. ....................... 18,186 5,245,752
SPX Technologies, Inc.
(b)
................ 60,224 13,183,636
Symbotic, Inc. , Class A
(a) (b)
............... 61,942 3,660,772
Tennant Co. ........................ 21,645 1,797,401
Terex Corp. ......................... 116,375 7,238,525
Trinity Industries, Inc. .................. 51,316 1,673,415
Watts Water Technologies, Inc. , Class A ...... 19,385 5,818,602
Worthington Enterprises, Inc. ............. 99,681 5,409,688
153,524,815
Marine Transportation — 0.3%
Matson, Inc. ........................ 35,365 6,168,717
ZIM Integrated Shipping Services Ltd. ....... 113,584 3,003,161
9,171,878
Media — 1.2%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 20,049 687,079
AMC Global Media, Inc. , Class A
(b)
......... 315,810 2,681,227
EchoStar Corp. , Class A
(a) (b)
.............. 75,780 9,331,549
John Wiley & Sons, Inc. , Class A .......... 164,260 6,723,162
Liberty Broadband Corp. , Class C, NVS
(b)
.... 10,221 393,406
Magnite, Inc.
(b)
....................... 40,979 525,146
New York Times Co. (The) , Class C ........ 73,562 5,813,605
Nexstar Media Group, Inc. , Class A ......... 14,963 3,114,399
Paramount Skydance Corp. , Class B, NVS
(a)
.. 321,839 3,295,631
Sinclair, Inc. , Class A .................. 25,195 391,782
Sirius XM Holdings, Inc. ................ 177,143 4,772,233
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 38,902 917,698
Versant Media Group, Inc. ............... 133,524 5,366,330
44,013,247
Metals & Mining — 2.2%
Alcoa Corp. ......................... 127,336 8,122,763
Algoma Steel Group, Inc. ............... 82,050 383,173
Alpha Metallurgical Resources, Inc.
(b)
....... 18,933 3,530,058
Aura Minerals, Inc.
(a)
................... 31,604 2,679,071
Security
Shares
Shares Value
Metals & Mining (continued)
Coeur Mining, Inc.
(b)
................... 261,982 $ 4,707,817
Commercial Metals Co. ................. 77,452 5,341,090
Hecla Mining Co. ..................... 413,500 7,451,270
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 51,843 1,890,196
Kaiser Aluminum Corp. ................. 5,717 974,348
Lithium Americas Corp.
(a) (b)
.............. 76,881 440,528
Lithium Argentina AG
(a) (b)
................ 48,085 489,024
Materion Corp. ...................... 3,042 559,150
MP Materials Corp. , Class A
(a) (b)
........... 9,916 654,853
Nexa Resources SA ................... 153,985 2,326,713
Reliance, Inc. ....................... 52,345 18,975,062
Royal Gold, Inc. ...................... 61,383 14,325,565
Ryerson Holding Corp. ................. 39,874 1,104,909
Seabridge Gold, Inc.
(a) (b)
................ 23,905 668,145
USA Rare Earth, Inc. , Class A
(a) (b)
.......... 105,682 2,744,562
Warrior Met Coal, Inc. .................. 14,033 1,260,865
Worthington Steel, Inc. ................. 73,173 2,812,038
81,441,200
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp.
(a)
............... 559,869 6,169,756
BrightSpire Capital, Inc. , Class A .......... 164,858 956,176
Franklin BSP Realty Trust, Inc. ............ 37,824 344,198
Granite Point Mortgage Trust, Inc. ......... 328,027 492,041
Invesco Mortgage Capital, Inc. ............ 64,405 523,613
Ladder Capital Corp. , Class A ............ 253,299 2,603,914
MFA Financial, Inc. .................... 446,395 4,575,549
Rithm Capital Corp. ................... 304,548 2,978,480
Starwood Property Trust, Inc. ............. 439,840 8,075,462
Two Harbors Investment Corp. ............ 65,165 753,959
27,473,148
Multi-Utilities — 0.0%
Black Hills Corp. ..................... 5,698 429,002
Office REITs — 1.1%
Brandywine Realty Trust ................ 1,029,991 3,120,873
BXP, Inc. .......................... 31,462 1,839,268
COPT Defense Properties ............... 34,108 1,065,875
Cousins Properties, Inc. ................ 89,065 2,280,955
Douglas Emmett, Inc. .................. 148,925 1,609,879
Highwoods Properties, Inc. .............. 186,452 4,532,648
Hudson Pacific Properties, Inc.
(b)
.......... 64,018 589,606
JBG SMITH Properties ................. 265,088 3,976,320
Kilroy Realty Corp. .................... 102,831 3,420,159
Piedmont Realty Trust, Inc. , Class A
(b)
....... 107,076 895,155
SL Green Realty Corp. ................. 211,258 8,959,452
Vornado Realty Trust .................. 319,668 9,554,877
41,845,067
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp. ................ 606,969 13,268,342
Antero Resources Corp.
(b)
............... 230,854 9,063,328
APA Corp. ......................... 319,115 12,997,554
California Resources Corp. .............. 55,094 3,760,716
Centrus Energy Corp. , Class A
(b)
........... 12,011 2,533,841
Chord Energy Corp. ................... 6,819 992,846
CNX Resources Corp.
(b)
................ 156,806 6,101,321
Core Natural Resources, Inc. ............. 8,442 757,585
CVR Energy, Inc.
(b)
.................... 71,032 2,354,001
Delek US Holdings, Inc. ................ 112,108 5,223,112
Dorian LPG Ltd. ...................... 47,890 1,846,160
DT Midstream, Inc. .................... 66,246 9,803,746
Expand Energy Corp. .................. 124,513 12,719,003
Gulfport Energy Corp.
(b)
................ 7,653 1,473,509
HF Sinclair Corp. ..................... 14,863 998,942

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.
(a) (b)
................. 343,319 $ 1,057,423
Murphy Oil Corp. ..................... 190,011 7,934,859
Nordic American Tankers Ltd. ............ 125,798 701,953
Ovintiv, Inc. ......................... 182,959 11,261,126
PBF Energy, Inc. , Class A ............... 24,009 1,041,030
Peabody Energy Corp. ................. 78,956 2,104,967
Permian Resources Corp. , Class A ......... 44,509 962,285
Range Resources Corp. ................ 191,370 8,324,595
SFL Corp. Ltd. , Class B ................ 190,625 2,197,906
SM Energy Co. ...................... 74,863 2,322,999
Teekay Tankers Ltd. , Class A ............. 8,299 651,886
122,455,035
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 74,504 5,378,444
Mercer International, Inc. ................ 360,201 403,425
Sylvamo Corp. ...................... 7,636 326,286
6,108,155
Passenger Airlines — 0.2%
Copa Holdings SA , Class A, NVS .......... 9,453 1,093,523
Joby Aviation, Inc. , Class A
(a) (b)
............ 222,453 2,044,343
SkyWest, Inc.
(b)
...................... 37,950 3,116,454
6,254,320
Personal Care Products — 0.3%
BellRing Brands, Inc.
(b)
................. 26,664 474,619
Coty, Inc. , Class A
(b)
................... 249,552 613,898
elf Beauty, Inc.
(a) (b)
.................... 21,846 1,397,489
Herbalife Ltd.
(b)
...................... 184,110 3,056,226
Medifast, Inc.
(a) (b)
..................... 109,638 1,191,765
Nu Skin Enterprises, Inc. , Class A .......... 100,485 733,541
Olaplex Holdings, Inc.
(a) (b)
............... 636,713 1,292,527
USANA Health Sciences, Inc.
(b)
........... 20,996 399,974
9,160,039
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 323,817 4,167,525
Amphastar Pharmaceuticals, Inc.
(b)
......... 40,688 893,508
Amylyx Pharmaceuticals, Inc.
(b)
........... 78,403 1,254,448
Axsome Therapeutics, Inc.
(b)
............. 75,505 15,686,164
Corcept Therapeutics, Inc.
(b)
............. 74,429 3,462,437
Elanco Animal Health, Inc.
(a) (b)
............ 226,985 5,077,654
Harrow, Inc.
(a) (b)
...................... 30,352 1,230,167
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 82,297 3,026,884
Innoviva, Inc.
(b)
...................... 158,482 3,643,501
Ligand Pharmaceuticals, Inc.
(b)
............ 25,498 5,850,516
Liquidia Corp.
(b)
...................... 106,290 4,167,631
Nuvation Bio, Inc. , Class A
(b)
............. 72,101 320,849
Perrigo Co. plc ...................... 179,070 2,120,189
Prestige Consumer Healthcare, Inc.
(b)
....... 35,208 1,982,915
Supernus Pharmaceuticals, Inc.
(b)
.......... 24,531 1,177,488
Tarsus Pharmaceuticals, Inc.
(b)
............ 59,883 3,809,158
Terns Pharmaceuticals, Inc.
(b)
............. 38,442 2,034,735
Theravance Biopharma, Inc.
(a) (b)
........... 47,153 789,341
Tilray Brands, Inc.
(a) (b)
.................. 80,752 503,892
61,199,002
Professional Services — 1.9%
Alight, Inc. , Class A ................... 5,276,740 4,365,975
Amentum Holdings, Inc.
(b)
............... 66,884 1,754,367
Booz Allen Hamilton Holding Corp. , Class A ... 25,927 2,016,343
CACI International, Inc. , Class A
(a) (b)
........ 4,924 2,558,215
Clarivate plc
(a) (b)
...................... 171,177 491,278
Concentrix Corp. ..................... 58,687 1,397,924
Conduent, Inc.
(b)
..................... 518,994 887,480
CRA International, Inc. ................. 29,166 4,592,770
Security
Shares
Shares Value
Professional Services (continued)
ExlService Holdings, Inc.
(b)
.............. 118,943 $ 3,791,903
Exponent, Inc. ....................... 4,803 321,273
Fiverr International Ltd.
(a) (b)
............... 92,793 1,080,111
FTI Consulting, Inc.
(a) (b)
................. 6,078 1,089,785
Genpact Ltd. ........................ 16,226 563,854
Huron Consulting Group, Inc.
(b)
............ 74,408 9,722,521
ICF International, Inc. .................. 22,640 1,622,382
Innodata, Inc.
(a) (b)
..................... 49,095 2,073,282
Insperity, Inc. ........................ 49,136 1,747,768
KBR, Inc. .......................... 47,939 1,797,233
Kforce, Inc. ......................... 28,063 1,268,728
Korn Ferry ......................... 8,022 532,982
Legalzoom.com, Inc.
(b)
................. 374,307 2,414,280
ManpowerGroup, Inc. .................. 20,122 609,093
Maximus, Inc. ....................... 23,791 1,561,165
Paylocity Holding Corp.
(b)
............... 22,999 2,426,165
Planet Labs PBC , Class A
(b)
.............. 288,851 10,678,821
Robert Half, Inc. ..................... 75,326 2,004,425
UL Solutions, Inc. , Class A ............... 25,811 2,335,637
Upwork, Inc.
(a) (b)
...................... 218,761 2,264,176
Willdan Group, Inc.
(b)
.................. 20,259 1,539,684
69,509,620
Real Estate Management & Development — 0.3%
Compass, Inc. , Class A
(b)
................ 255,973 1,937,715
Cushman & Wakefield Ltd.
(b)
............. 6,946 97,522
eXp World Holdings, Inc. ................ 98,938 615,394
Kennedy-Wilson Holdings, Inc. ............ 179,369 1,955,122
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 414,523 2,230,134
St. Joe Co. (The) ..................... 42,395 2,737,445
Zillow Group, Inc. , Class A
(a) (b)
............ 65,742 2,932,751
12,506,083
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 215,816 6,871,581
Retail REITs — 1.4%
Alexander's, Inc. ..................... 15,144 3,815,682
Brixmor Property Group, Inc. ............. 426,647 12,837,808
Federal Realty Investment Trust ........... 16,711 1,853,250
Kimco Realty Corp. ................... 207,420 4,903,409
Kite Realty Group Trust ................. 210,221 5,499,382
Macerich Co. (The) ................... 438,285 9,523,933
NNN REIT, Inc. ...................... 77,627 3,399,286
Saul Centers, Inc. .................... 41,746 1,437,315
Tanger, Inc. ......................... 222,024 8,232,650
51,502,715
Semiconductors & Semiconductor Equipment — 4.2%
Astera Labs, Inc.
(a) (b)
................... 87,502 17,040,140
Axcelis Technologies, Inc.
(b)
.............. 50,232 6,987,774
Cirrus Logic, Inc.
(b)
.................... 62,238 10,149,773
Credo Technology Group Holding Ltd.
(b)
...... 89,386 15,554,058
Enphase Energy, Inc.
(b)
................. 59,563 1,963,196
Entegris, Inc. ........................ 70,953 10,031,335
FormFactor, Inc.
(b)
.................... 5,228 710,642
Impinj, Inc.
(b)
........................ 28,454 4,123,554
Kulicke & Soffa Industries, Inc. ............ 74,361 6,357,866
Lattice Semiconductor Corp.
(b)
............ 54,762 6,696,297
MACOM Technology Solutions Holdings, Inc.
(b)
. 19,828 5,583,763
MKS, Inc. .......................... 23,153 6,569,664
Onto Innovation, Inc.
(b)
................. 29,376 8,667,683
Penguin Solutions, Inc.
(b)
................ 50,552 1,537,286
Qorvo, Inc.
(b)
........................ 64,277 6,056,179
Rambus, Inc.
(b)
...................... 134,249 15,453,402
Rigetti Computing, Inc.
(a) (b)
............... 124,314 2,169,279

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(b)
..................... 70,815 $ 7,439,116
Silicon Laboratories, Inc.
(b)
............... 9,897 2,154,577
SiTime Corp.
(b)
....................... 2,590 1,455,969
Skyworks Solutions, Inc. ................ 70,190 4,925,232
SolarEdge Technologies, Inc.
(b)
............ 34,497 1,478,541
Synaptics, Inc.
(a) (b)
.................... 35,817 3,352,113
Veeco Instruments, Inc.
(b)
............... 117,799 5,872,280
152,329,719
Software — 5.2%
A10 Networks, Inc. .................... 69,070 1,842,788
ACI Worldwide, Inc.
(b)
.................. 21,277 919,592
Adeia, Inc. ......................... 171,682 5,468,072
Amplitude, Inc. , Class A
(b)
............... 227,156 1,615,079
Appfolio, Inc. , Class A
(b)
................ 8,874 1,482,757
Appian Corp. , Class A
(b)
................ 125,149 2,601,848
Asana, Inc. , Class A
(b)
.................. 103,745 655,668
Aurora Innovation, Inc. , Class A
(a) (b)
......... 338,792 1,992,097
Bentley Systems, Inc. , Class B ............ 73,597 2,400,734
Blackbaud, Inc.
(b)
..................... 65,327 2,428,205
BlackLine, Inc.
(b)
..................... 81,125 2,535,156
Box, Inc. , Class A
(b)
................... 78,884 1,908,993
Braze, Inc. , Class A
(b)
.................. 77,791 1,713,736
Cellebrite DI Ltd.
(a) (b)
................... 206,764 2,687,932
Cerence, Inc.
(a) (b)
..................... 261,630 2,380,833
Cipher Digital, Inc.
(a) (b)
.................. 114,957 2,039,337
Clear Secure, Inc. , Class A .............. 226,563 12,096,198
Cognyte Software Ltd.
(b)
................ 328,087 3,061,052
Commvault Systems, Inc.
(b)
.............. 39,333 3,889,247
Core Scientific, Inc.
(b)
.................. 97,999 1,959,980
CyberArk Software, Inc.
(b)
............... 16,080 723,600
DocuSign, Inc. , Class A
(b)
............... 106,139 4,881,333
D-Wave Quantum, Inc.
(a) (b)
............... 161,950 3,284,346
Elastic NV
(b)
........................ 95,834 4,449,573
Five9, Inc.
(b)
........................ 20,343 349,900
Gitlab, Inc. , Class A
(b)
.................. 201,076 4,451,823
Guidewire Software, Inc.
(b)
............... 26,001 3,598,278
Intapp, Inc.
(b)
........................ 120,889 2,713,958
InterDigital, Inc. ...................... 19,904 5,902,730
JFrog Ltd.
(b)
......................... 123,788 5,748,715
Klaviyo, Inc. , Class A
(a) (b)
................ 149,798 3,009,442
Life360, Inc.
(a) (b)
...................... 57,084 2,459,749
Manhattan Associates, Inc.
(b)
............. 50,830 7,008,949
Monday.com Ltd.
(a) (b)
................... 62,957 4,146,977
Nutanix, Inc. , Class A
(b)
................. 245,601 10,042,625
OneSpan, Inc. ....................... 218,560 2,530,925
PagerDuty, Inc.
(b)
..................... 137,357 913,424
Pegasystems, Inc.
(a)
................... 72,281 2,641,870
Porch Group, Inc.
(a) (b)
.................. 69,262 666,993
Procore Technologies, Inc.
(b)
............. 193,779 10,964,016
Progress Software Corp.
(b)
............... 86,354 2,404,959
Q2 Holdings, Inc.
(b)
.................... 22,056 1,119,342
Qualys, Inc.
(b)
....................... 29,413 2,556,872
RADCOM Ltd.
(a) (b)
..................... 86,326 1,377,763
RingCentral, Inc. , Class A ............... 166,858 6,711,029
Rubrik, Inc. , Class A
(a) (b)
................. 100,441 5,341,452
Samsara, Inc. , Class A
(a) (b)
............... 264,116 7,590,694
SentinelOne, Inc. , Class A
(b)
.............. 76,790 1,087,346
ServiceTitan, Inc. , Class A
(a) (b)
............ 65,414 3,889,516
SimilarWeb Ltd.
(a) (b)
.................... 125,723 353,282
SoundHound AI, Inc. , Class A
(a) (b)
.......... 101,767 810,065
Sprout Social, Inc. , Class A
(b)
............. 72,496 434,976
Tenable Holdings, Inc.
(b)
................ 16,336 341,259
UiPath, Inc. , Class A
(a) (b)
................ 373,455 3,846,586
Unity Software, Inc.
(b)
.................. 219,209 5,791,502
Security
Shares
Shares Value
Software (continued)
Varonis Systems, Inc. , Class B
(b)
........... 65,960 $ 1,734,748
Workiva, Inc. , Class A
(b)
................. 102,487 5,481,005
Yext, Inc.
(a) (b)
........................ 256,633 990,603
188,031,529
Specialized REITs — 0.8%
CubeSmart ......................... 76,490 3,096,315
EPR Properties ...................... 51,575 2,878,401
Fermi, Inc.
(b)
........................ 67,960 348,635
Gaming & Leisure Properties, Inc. ......... 122,941 5,957,721
Lamar Advertising Co. , Class A ........... 81,705 11,262,217
Millrose Properties, Inc. , Class A ........... 73,990 2,269,273
Outfront Media, Inc. ................... 67,303 2,076,298
Rayonier, Inc. ....................... 67,033 1,421,770
29,310,630
Specialty Retail — 2.8%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 79,255 6,764,414
Academy Sports & Outdoors, Inc. .......... 9,172 502,992
American Eagle Outfitters, Inc. ............ 173,987 3,030,854
Asbury Automotive Group, Inc.
(a) (b)
.......... 3,223 656,493
AutoNation, Inc.
(b)
..................... 8,271 1,756,595
Bath & Body Works, Inc. ................ 210,981 4,101,471
Buckle, Inc. (The) .................... 31,876 1,772,624
Caleres, Inc. ........................ 84,814 1,111,063
Chewy, Inc. , Class A
(b)
................. 40,933 1,040,517
Designer Brands, Inc. , Class A ............ 260,769 1,955,767
Dick's Sporting Goods, Inc. .............. 62,080 14,087,194
GameStop Corp. , Class A
(a) (b)
............. 207,193 5,169,465
Gap, Inc. (The) ...................... 467,186 11,488,104
Genesco, Inc.
(a) (b)
..................... 87,312 3,098,703
Group 1 Automotive, Inc. ................ 11,219 4,003,725
RealReal, Inc. (The)
(b)
.................. 239,876 2,852,126
Signet Jewelers Ltd. ................... 87,774 7,814,519
Stitch Fix, Inc. , Class A
(b)
................ 114,815 417,927
Upbound Group, Inc. .................. 95,149 1,880,144
Urban Outfitters, Inc.
(b)
................. 21,190 1,490,505
Victoria's Secret & Co.
(b)
................ 7,088 367,371
Warby Parker, Inc. , Class A
(b)
............. 25,429 562,489
Wayfair, Inc. , Class A
(b)
................. 98,242 6,280,611
Williams-Sonoma, Inc. ................. 100,220 18,160,866
100,366,539
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc. , Class A
(b)
................ 193,512 13,826,432
IonQ, Inc.
(a) (b)
........................ 137,482 6,203,188
Quantum Computing, Inc.
(a) (b)
............. 253,465 2,286,254
Xerox Holdings Corp. .................. 1,197,606 2,694,614
25,010,488
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.
(b)
.................. 26,761 522,107
Crocs, Inc.
(b)
........................ 50,820 5,182,624
Deckers Outdoor Corp.
(b)
................ 115,946 11,849,681
Kontoor Brands, Inc. ................... 7,970 584,679
On Holding AG , Class A
(b)
............... 92,127 3,280,643
Oxford Industries, Inc. ................. 23,762 1,017,964
PVH Corp. ......................... 53,007 4,846,960
Ralph Lauren Corp. , Class A ............. 33,195 11,905,055
Tapestry, Inc. ........................ 166,986 24,219,649
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 344,901 2,093,549
VF Corp. .......................... 142,792 2,703,053
68,205,964

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 22,698 $ 1,831,275
Universal Corp. ...................... 39,137 2,096,960
3,928,235
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc. ........ 15,080 4,610,710
Boise Cascade Co. ................... 17,283 1,370,023
Core & Main, Inc. , Class A
(b)
.............. 282,426 14,225,798
DNOW, Inc.
(b)
....................... 121,699 1,641,719
DXP Enterprises, Inc.
(b)
................. 4,689 800,647
EquipmentShare.com, Inc. , Class A
(b)
....... 92,459 1,941,177
GATX Corp. ........................ 31,661 6,203,023
MSC Industrial Direct Co., Inc. , Class A ...... 5,874 600,734
NPK International, Inc.
(b)
................ 72,713 1,188,858
QXO, Inc.
(a) (b)
........................ 185,548 3,723,948
Rush Enterprises, Inc. , Class A ........... 31,659 2,343,716
SiteOne Landscape Supply, Inc.
(b)
.......... 8,190 1,032,349
Watsco, Inc. ........................ 19,427 8,505,918
WESCO International, Inc. ............... 25,521 8,909,891
Xometry, Inc. , Class A
(a) (b)
............... 31,625 1,621,414
58,719,925
Water Utilities — 0.1%
American States Water Co. .............. 46,436 3,496,166
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ........... 9,155 412,524
Total Common Stocks — 99 .2%
(Cost: $ 3,125,934,144 ) ............................ 3,611,047,057
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(a) (c)
......... 21,375 $ 14,108
Arcellx, Inc., CVR .................... 76,476 5,353
19,461
Total Rights — 0.0%
(Cost: $ 13,894 ) ................................. 19,461
Total Long-Term Investments — 99.2%
(Cost: $ 3,125,948,038 ) ............................ 3,611,066,518
Short-Term Securities
Money Market Funds — 9.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 294,941,781 295,030,264
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 34,489,061 34,489,061
Total Short-Term Securities — 9 .1%
(Cost: $ 329,498,834 ) .............................. 329,519,325
Total Investments — 108 .3%
(Cost: $ 3,455,446,872 ) ............................ 3,940,585,843
Liabilities in Excess of Other Assets — (8.3) % ............. (300,619,536)
Net Assets — 100.0% ...............................
$ 3,639,966,307
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,862,055 $ 149,202,343
(a)
$ — $ (32,110) $ (2,024) $ 295,030,264 294,941,781 $ 947,539
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,038,907 23,450,154
(a)
— — — 34,489,061 34,489,061 603,775 —
$ (32,110) $ (2,024) $ 329,519,325 $ 1,551,314 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 180 06/18/26 $ 2,527 $ 54,351
S&P Midcap 400 E-Mini Index ................................................. 4 06/18/26 1,460 23,761
$ 78,112
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Array Technologies, Inc. ...... BNP Paribas SA USD 70,066 08/13/27 0.20% 1D OBFR01 Monthly $ 468
Axis Capital Holdings Ltd. ..... Goldman Sachs Bank USA 178,511 08/18/26 0.40% 1D FEDL01 Monthly (585)
Bank of Hawaii Corp. ........ HSBC Bank plc 586,031 02/09/28 0.40% 1D OBFR01 Monthly 9,737
Bank OZK ............... BNP Paribas SA 110,507 08/13/27 0.20% 1D OBFR01 Monthly 646
BankUnited, Inc. ........... Goldman Sachs Bank USA 1,355,805 08/18/26 0.40% 1D FEDL01 Monthly (25,966)
Bread Financial Holdings, Inc. .. Goldman Sachs Bank USA 400,697 08/18/26 0.40% 1D FEDL01 Monthly 7,688
Bread Financial Holdings, Inc. .. JPMorgan Chase Bank NA 64,870 02/09/27 0.40% 1D OBFR01 Monthly 4,565
Bread Financial Holdings, Inc. .. HSBC Bank plc 481,889 02/09/28 0.40% 1D OBFR01 Monthly 37,559
Customers Bancorp, Inc. ...... BNP Paribas SA 35,871 08/13/27 0.20% 1D OBFR01 Monthly (406)
CVB Financial Corp. ......... BNP Paribas SA 36,497 08/13/27 0.20% 1D OBFR01 Monthly (218)
Douglas Emmett, Inc. ........ Goldman Sachs Bank USA 395,170 08/19/26 0.40% 1D FEDL01 Monthly 25,696
Douglas Emmett, Inc. ........ JPMorgan Chase Bank NA 58,387 02/09/27 0.40% 1D OBFR01 Monthly 7,359
First Bancorp ............. HSBC Bank plc 3,412 02/09/28 0.40% 1D OBFR01 Monthly 108
Genworth Financial, Inc. ...... BNP Paribas SA 581,228 08/13/27 0.20% 1D OBFR01 Monthly 8,045
Jackson Financial, Inc. ....... Goldman Sachs Bank USA 1,988,887 08/18/26 0.40% 1D FEDL01 Monthly 153,205
Jackson Financial, Inc. ....... JPMorgan Chase Bank NA 3,527,671 02/09/27 0.40% 1D OBFR01 Monthly 260,323
Jackson Financial, Inc. ....... HSBC Bank plc 3,977,730 02/09/28 0.40% 1D OBFR01 Monthly 297,656
OFG Bancorp ............. Goldman Sachs Bank USA 177,178 08/18/26 0.40% 1D FEDL01 Monthly 8,639
Pathward Financial, Inc. ...... BNP Paribas SA 80,583 08/13/27 0.20% 1D OBFR01 Monthly (1,124)
Perdoceo Education Corp. ..... BNP Paribas SA 329,624 08/13/27 0.20% 1D OBFR01 Monthly (7,194)
Pitney Bowes, Inc. .......... Goldman Sachs Bank USA 153,525 08/18/26 0.40% 1D FEDL01 Monthly 46,264
Pitney Bowes, Inc. .......... JPMorgan Chase Bank NA 1,617,854 02/09/27 0.40% 1D OBFR01 Monthly 648,291
Pitney Bowes, Inc. .......... HSBC Bank plc 293,166 02/09/28 0.40% 1D OBFR01 Monthly 117,745
Preferred Bank ............ Goldman Sachs Bank USA 2,708,848 08/19/26 0.40% 1D FEDL01 Monthly 10,376
Preferred Bank ............ HSBC Bank plc 2,822,240 02/09/28 0.40% 1D OBFR01 Monthly 58,973
SLM Corp. ............... JPMorgan Chase Bank NA 211,907 02/09/27 0.40% 1D OBFR01 Monthly (2,687)
StepStone Group, Inc. ....... BNP Paribas SA 37,606 08/13/27 0.20% 1D OBFR01 Monthly (1,157)
WaFd, Inc. ............... BNP Paribas SA 278,777 08/13/27 0.20% 1D OBFR01 Monthly 15,893
Western Union Co. (The) ..... JPMorgan Chase Bank NA 522,644 02/09/27 0.40% 1D OBFR01 Monthly 12,012
Western Union Co. (The) ..... HSBC Bank plc 287,960 02/09/28 0.40% 1D OBFR01 Monthly 5,883
Total long positions of equity swaps 1,697,794
Net dividends and financing fees 89,963
Total equity swap contracts including dividends and financing fees $ 1,787,757
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,610,323,457 $ 723,600 $ — $ 3,611,047,057
Rights ................................................ — 5,353 14,108 19,461
Short-Term Securities
Money Market Funds ...................................... 329,519,325 — — 329,519,325
$ 3,939,842,782 $ 728,953 $ 14,108 $ 3,940,585,843
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 78,112 $ 1,827,094 $ — $ 1,905,206
Liabilities
Equity contracts ........................................... — (39,337) — (39,337)
$ 78,112 $ 1,787,757 $ — $ 1,865,869
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust